Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

33       Subsequent events

PDS – Concession agreement

On February 8, 2023, the International Airport of Paysandú “Brig. Gral. Tydeo Larre Borges” was taken over by PDS according to the conditions established in the concession agreement amended on November 8, 2021.

There are no other subsequent events that could significantly affect the Company’s financial position as of December 31, 2022.